Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Comparative transition period condensed financial information	e
Reconciliation of net income to net income available to common shareholders

	Years Ended December 31,
	2016	2015	2014

Net Income	$5,924,656	$6,115,927	$5,810,740
Preferred Stock Dividends	(422,889)	(440,000)	(440,000)
Gain on Redemption of Preferred Stock	660,000	—	—
Net Income Available to Common Shareholders	$6,161,767	$5,675,927	$5,370,740

The following tables show the effect of dilutive options on the Company’s net income per common share
f period end.

The following table provides a reconciliation of net income to net income available to common shareholders.

	Years Ended December 31,
	2016	2015	2014

Net Income	$5,924,656	$6,115,927	$5,810,740
Preferred Stock Dividends	(422,889)	(440,000)	(440,000)
Gain on Redemption of Preferred Stock	660,000	—	—
Net Income Available to Common Shareholders	$6,161,767	$5,675,927	$5,370,740

The following tables show the effect of dilutive options on the Company’s net income per common share.

	Year Ended December 31, 2016
	Income	Shares	Per Share
Basic EPS	$6,161,767	2,944,001	$2.09
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	(0.10)
Unvested Restricted Stock	—	371	—
Diluted EPS	$6,463,533	3,248,572	$1.99

	Year Ended December 31, 2015
	Income	Shares	Per Share
Basic EPS	$5,675,927	2,944,001	$1.93
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	(0.09)
Unvested Restricted Stock	—	111	—
Diluted EPS	$5,977,693	3,248,312	$1.84

	Year Ended December 31, 2014
	Income	Shares	Per Share
Basic EPS	$5,370,740	2,944,001	$1.82
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	(0.07)
Diluted EPS	$5,672,506	3,248,201	$1.75
The average market price used in calculating the assumed number of dilutive shares issued for the years ended December 31, 2016, 2015 and 2014 was $23.02, $18.61, and $14.56 respectively. As a result of the average stock price being less than the exercise price of all options in the years ended December 31, 2015 and 2014, the options were not dilutive in calculating diluted earnings per share for those periods. Although the average stock price for the year ended December 31, 2016 exceeded the exercise price of some options outstanding, after factoring in the unrecognized compensation cost of the stock options, they were no longer considered dilutive.